SUPPLEMENT DATED JULY 5, 2023
   TO THE PROSPECTUSES AND SUMMARY PROSPECTUSES, EACH DATED MAY 1, 2023
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             AMERICAN GENERAL LIFE INSURANCE COMPANY

                 Variable Separate Account
          Polaris Platinum III Variable Annuity
           Polaris Choice III Variable Annuity
        Polaris Preferred Solution Variable Annuity
       Polaris Retirement Protector Variable Annuity
             Polaris Choice IV Variable Annuity

              Variable Annuity Account Seven
     Polaris II A-Class Platinum Series Variable Annuity
        Polaris Platinum O-Series Variable Annuity


  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

             FS Variable Separate Account
      Polaris Preferred Solution Variable Annuity
        Polaris Platinum III Variable Annuity
      Polaris Platinum O-Series Variable Annuity
     Polaris Retirement Protector Variable Annuity


          THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

              VALIC Separate Account A
         Polaris Platinum Elite Variable Annuity

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This supplement updates certain information contained in Appendix A -
Underlying Funds Available Under the Contract for the above-referenced prospectuses, updating summary prospectuses, and if applicable, initial summary prospectuses (together, the "Prospectuses"). You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.


Effective on or about July 5, 2023, the SA Invesco Main Street Large Cap Portfolio will be renamed the SA JPMorgan Large Cap Core Portfolio (the "Fund") and the subadvisor will be changed from Invesco Advisers, Inc. to J.P. Morgan Investment Management Inc. Accordingly, all references to "SA Invesco Main Street Large Cap Portfolio" in the Prospectuses will be replaced with "SA JPMorgan Large Cap Core Portfolio." Additionally, the Current Expense in Appendix A for the Fund is amended as below:


--------------------------------------   ---------------------
Underlying Fund Name - Share Class            Current
Advisor                                       Expense
Subadvisor
--------------------------------------   ---------------------
SA JPMorgan Large Cap Core Portfolio -
Class 3                                          0.96%*
SunAmerica Asset Management, LLC
J.P. Morgan Investment Management Inc.
--------------------------------------   ---------------------

* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.


Additional information regarding the Fund, including the Fund prospectus, may be obtained by visiting our website at www.corebridgefinancial.com/ProductProspectuses or by calling (855) 421-2692.




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